Condensed Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)	$ (476,094)	$ (471,004)	$ (1,809,962)	$ (3,177,532)
Adjustment to reconcile net income(loss) to net cash (used in) provided by operating activities
Depreciation and amortization expense	821	1,027	4,106	4,106
Change in mezzanine	(39,200)
Non-cash stock compensation expense	55,376	76,287	229,220	2,007,180
(Increase) Decrease in Changes in Assets
Prepaid expenses	(38,400)	(38,401)	4,550	229
Increase (Decrease) in Changes in Liabilities
Accounts payable	4,685	686	(1,834)	9,761
NET CASH USED IN OPERATING ACTIVITIES	(492,812)	(431,405)	(1,573,920)	(1,156,256)
NET CASH FLOWS FROM INVESTING ACTIVITIES
NET CASH PROVIDED BY FINANCING ACTIVITIES
NET DECREASE IN CASH	(492,812)	(431,405)	(1,573,920)	(1,156,256)
CASH, BEGINNING OF PERIOD	2,104,521	3,678,441	3,678,441	4,834,697
CASH, END OF PERIOD	1,611,709	3,247,036	2,104,521	3,678,441
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest paid		337
Taxes paid
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Mezzanine adjustment
Common stock surrendered and returned to authorized and unissued shares				$ 53